Principal accountants' fees and services (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Accountants' Fees and Services	The table below shows fees charged by those firms and
member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2024 and 2023.

	Forvis Mazars		PricewaterhouseCoopers				Ernst & Young
	2024		2024		2023		2023
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Statutory audit of separate and consolidated financial statements(a)	11.5	93%	19.7	73%	14.7	72%	15.1	74%
Limited review of sustainability statement(b)	0.6	5%	1.0	4%	—	—%	—	—%
Services other than statutory audit(c)	0.2	2%	6.4	23%	5.8	28%	5.4	26%
Audit-related services(d)(e)	0.2		6.4		5.8		5.3
Tax	0.0		0.0		—		—
Other	—		—		—		0.1
Total	12.3	100%	27.1	100%	20.5	100%	20.5	100%
(a)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars €4.8 million in 2024;
PricewaterhouseCoopers Audit €12.5 million in 2024, €8.3 million in 2023 and Ernst & Young €7.9 million in 2023.
(b)For SEC purposes, these Services are classified as Other.
(c)Services other than statutory audit provided by Forvis Mazars during 2024 comprised:
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.
Services other than statutory audit provided by PricewaterhouseCoopers during 2024 comprised:
- contractual audits, including on the combined financial statements of the Opella business;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference; and
- assurance engagements, agreed-upon procedures, tax compliance work and technical consultancy.
(d)Includes services provided by the independent auditors of the parent company and French subsidiaries: Forvis Mazars: €0.1 million in 2024,;
PricewaterhouseCoopers Audit €3.5 million in 2024,€3.6 million in 2023 and Ernst & Young €5.2 million in 2023.
(e)Includes €0.5 million for services that can only be provided by the statutory auditors, such as comfort letters, attestation services required by regulation
(which qualify as audit fees under SEC rules).